Operating Segments - Summary of External Revenue by Location of Customers (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	€ 67,810,927	€ 27,317,916	€ 71,578,566	€ 19,677,366	€ 8,020,249
Percentage of entity's revenue			100.00%	100.00%	100.00%
GERMANY
Disclosure of geographical areas [line items]
Revenue	4,127,255	4,328,571	€ 12,034,334	€ 1,046,635	€ 167,095
Percentage of entity's revenue			17.00%	5.00%	2.00%
ITALY
Disclosure of geographical areas [line items]
Revenue	6,361,705	3,101,828	€ 7,337,913	€ 1,026,327	€ 117,632
Percentage of entity's revenue			10.00%	5.00%	1.00%
SPAIN
Disclosure of geographical areas [line items]
Revenue	8,424,679	2,460,908	€ 6,909,879	€ 4,441,479	€ 3,417,427
Percentage of entity's revenue			10.00%	22.00%	43.00%
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenue	5,288,703	2,794,942	€ 6,598,035	€ 2,096,968	€ 773,810
Percentage of entity's revenue			9.00%	11.00%	10.00%
NETHERLANDS
Disclosure of geographical areas [line items]
Revenue	7,572,981	1,627,869	€ 5,380,873	€ 1,990,504	€ 468,152
Percentage of entity's revenue			7.00%	10.00%	6.00%
NORWAY
Disclosure of geographical areas [line items]
Revenue	715,233	2,547,880	€ 5,318,708	€ 3,273,209	€ 530,747
Percentage of entity's revenue			7.00%	16.00%	7.00%
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	6,276,997	1,509,341	€ 4,713,497	€ 120,565	€ 1,322
Percentage of entity's revenue			7.00%	1.00%	0.00%
FRANCE
Disclosure of geographical areas [line items]
Revenue	7,004,541	2,018,922	€ 4,345,515	€ 1,368,375	€ 119,662
Percentage of entity's revenue			6.00%	7.00%	1.00%
SWEDEN
Disclosure of geographical areas [line items]
Revenue	5,097,527	1,598,307	€ 3,526,981	€ 580,885	€ 59,515
Percentage of entity's revenue			5.00%	3.00%	1.00%
BELGIUM
Disclosure of geographical areas [line items]
Revenue	4,045,526	940,619	€ 2,393,974	€ 540,290	€ 125,285
Percentage of entity's revenue			3.00%	3.00%	2.00%
IRELAND
Disclosure of geographical areas [line items]
Revenue	1,432,717	746,809	€ 1,638,005	€ 409,836	€ 501,942
Percentage of entity's revenue			2.00%	2.00%	6.00%
AUSTRALIA
Disclosure of geographical areas [line items]
Revenue	1,128,242	276,495	€ 1,224,205	€ 327,640	€ 60,012
Percentage of entity's revenue			2.00%	2.00%	1.00%
ISRAEL
Disclosure of geographical areas [line items]
Revenue	459,015	388,388	€ 1,169,510	€ 84,787	€ 43,071
Percentage of entity's revenue			2.00%	0.00%	1.00%
Other Countries
Disclosure of geographical areas [line items]
Revenue	3,817,700	1,205,370	€ 8,987,137	€ 2,369,866	€ 1,634,577
Percentage of entity's revenue			13.00%	13.00%	19.00%
CANADA
Disclosure of geographical areas [line items]
Revenue	1,307,286	68,856
NEW ZEALAND
Disclosure of geographical areas [line items]
Revenue	945,420	192,048
PORTUGAL
Disclosure of geographical areas [line items]
Revenue	896,795	375,240
DENMARK
Disclosure of geographical areas [line items]
Revenue	557,575	292,238
CZECH REPUBLIC
Disclosure of geographical areas [line items]
Revenue	506,879	47,074
BRAZIL
Disclosure of geographical areas [line items]
Revenue	500,864	8,339
THAILAND
Disclosure of geographical areas [line items]
Revenue	425,378	193,207
FINLAND
Disclosure of geographical areas [line items]
Revenue	412,512	8,835
POLAND
Disclosure of geographical areas [line items]
Revenue	375,408	220,195
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	€ 129,989	€ 365,635